Basis of Presentation - Additional Information (Detail) shares in Millions, $ in Millions	3 Months Ended		4 Months Ended
	Mar. 31, 2019 USD ($) segment shares	Mar. 31, 2018 shares	Aug. 08, 2019 segment	Jan. 01, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Number of reportable segments | segment	2
Restricted stock units outstanding to purchase shares included in diluted earnings per common share (in shares) | shares	2	3
Operating lease, liability	$ 21,968
Operating lease right-of-use assets	$ 23,105			$ 23,241
Accounting Standards Update 2016-02
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Operating lease, liability				22,100
Operating lease right-of-use assets				23,241
Retained Earnings
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Cumulative effect of applying new accounting standards, pre-tax					$ 410	$ 2,232
Retained Earnings | Accounting Standards Update 2016-02
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Cumulative effect of applying new accounting standards, pre-tax				$ 410
Subsequent Event
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Number of reportable segments | segment			2